Fair Value Measurements (Details) - Deerfield Healthcare Technology Acquisitions Corp - USD ($)	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020
Liabilities:
Derivative warrant liabilities	$ 13,870,006	$ 24,764,148	$ 8,360,013
Measured on a recurring basis
Liabilities:
Fair value assets level 1 to level 2 transfers	0
Fair value assets level 2 to level 1 transfers	0
Fair value assets transferred into (out of) level 3	0
Measured on a recurring basis | Level 1
Assets:
Assets held in Trust Account		143,836,562
Measured on a recurring basis | Level 1 | Public warrants
Liabilities:
Derivative warrant liabilities	6,641,250	11,787,500
Measured on a recurring basis | Significant Other Unobservable Inputs (Level 3) | Private placement warrants
Liabilities:
Derivative warrant liabilities	$ 7,228,756	12,976,648
Measured on a recurring basis | Significant Other Unobservable Inputs (Level 3) | Private Placement Warrants
Liabilities:
Derivative warrant liabilities		$ 12,976,648